Consolidated Income Statements - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenue
Metal sales	$ 617,823	$ 459,016
Cost of sales
Production costs	334,839	269,445
Depreciation and amortization	153,118	105,732
Cost of sales	487,957	375,177
Earnings from mine operations	129,866	83,839
Exploration and evaluation expenses	14,643	33,842
Mine standby costs	17,334	16,510
General and administrative expenses	29,180	46,806
Employee benefit plan expense	2,717	3,555
Share-based payments expense	10,396	6,989
Impairment (reversal of impairment)	(96,914)	447,808
Write-down of assets	6,298	1,528
Foreign exchange (gain) loss	(625)	3,574
Earnings (loss) from operations	146,837	(476,773)
Other income	11,885	16,281
Finance costs	(45,266)	(5,637)
Earnings (loss) from operations before income tax	113,456	(466,129)
Income tax expense (recovery)	39,771	(86,498)
Net earnings (loss) for the year	73,685	(379,631)
Attributable to:
Shareholders of the Company	80,586	(361,884)
Non-controlling interests	(6,901)	(17,747)
Net earnings (loss) for the year	$ 73,685	$ (379,631)
Weighted average number of shares outstanding (thousands)
Basic (in shares)	158,856	158,509
Diluted (in shares)	161,539	158,509
Net earnings (loss) per share attributable to shareholders of the Company:
Basic loss per share (in dollars per share)	$ 0.51	$ (2.28)
Diluted loss per share (in dollars per share)	$ 0.50	$ (2.28)